Finance of America Reverse LLC FAHB 2020-HB2 Due Diligence Review

July 8, 2020

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© 2020 American Mortgage Consultants, Inc. (Unpublished). All rights reserved.

Finance of America Reverse LLC, FAHB 2020-HB2 ABS Due Diligence

Review Results

Summary

AMC Diligence, LLC (“AMC”) reviewed a population of 2,614 Home Equity Conversion Mortgage loans (“HECMs” and the “Securitization Population”) owned by Finance of America Reverse LLC (“FAR” or “Client”). Sample selections from the Securitization Population were grossed up by 20% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after due diligence commencement.

The Securitization Population is sub-serviced by Compu-Link Corporation dba Celink (“Celink”). The due diligence review performed on the Securitization Population included a review of documentation and images provided by the sub-servicer, documentation and images from a prior sub-servicer, validation of key servicing system data, and confirmation of FHA Mortgage Insurance as of May 31, 2020 (the “Cut-off Date”). It also included lien searches on a sample of Texas properties and the order of Broker Price Opinions (“BPOs”) to gain insight into market value on a sample of properties. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below. Exceptions identified within the procedures below reflect HECMs remaining in the Securitization Population as of the date of this report.

Procedures

1.	Obtain a data tape from FAR with respect to the Securitization Population, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the below fields in the sub-servicer’s servicing system of record agree to the data tape.
•	MIP Rate

•	Current UPB

•	Current Interest Rate

•	Loan Status

•	Borrower 1 First Name

•	Borrower 1 Last Name

•	Borrower 1 DOB

•	Borrower 2 First Name

•	Borrower 2 Last Name

•	Borrower 2 DOB

•	Current Life Expectancy Set-Aside Amount

•	Property City

•	Property State

•	Property Zip

•	Property Unit Count

•	Property Type

•	Marketable Title Date (inactive loans only)

AMC was provided direct access to Celink’s servicing system to review the data elements in the sub-servicing system of record.

MIP Rate

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

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Current UPB

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the current UPB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current Interest Rate

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Loan Status

From a sample of 401 HECMs, AMC reviewed the servicing system screenshot or servicing system and compared the loan status represented in the screen shot or servicing system as of the Cut-off Date to the loan status represented in the data tape. Three (3) exceptions were identified.

Borrower 1 First Name

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 Last Name

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 DOB

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 First Name

From a sample of 401 HECMs, AMC identified 148 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 148 HECMs and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 Last Name

From a sample of 401 HECMs, AMC identified 148 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 148 HECMs and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 DOB

From a sample of 401 HECMs, AMC identified 148 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 148 HECMs and compared the Borrower 2 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current Life Expectancy Set-Aside Amount

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Life Expectancy Set-Aside Amount represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

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Property City

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property State

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Zip

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Unit Count

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Type

From a sample of 401 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. Three (3) exceptions were identified.

Marketable Title Date

From a sample of 401 HECMs, AMC originally identified thirty-seven (37) HECMs with marketable title dates. AMC reviewed servicing system screen shots or the servicing system for the thirty-seven (37) HECMs and compared the marketable title date represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

b.	If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.
•	Max Claim Amount

•	Original Note Rate

•	Margin (on adjustable rate loans)

•	Index (on adjustable rate loans)

•	Debenture Rate

•	Closing Date

•	FHA Case Number

•	Called Due Date

•	UPB at Called Due Date (inactive loans only)

•	Foreclosure First Legal Date (inactive loans only)

Max Claim Amount

From a sample of 401 HECMs, AMC reviewed HERMIT screen shots from the sub-servicer and compared the Max Claim Amount represented in the screen shot to the data tape provided by FAR. FAR and Celink were unable to provide supporting documentation on eighteen (18) HECMs as the HECMs had either been paid-in-full or assigned to HUD. AMC confirmed the paid-in-full event in the servicing system or verified the assignment through the Advice of Payment (“AOP”) from HUD for each of those eighteen (18) HECMs. No exceptions were identified.

Original Note Rate

From a sample of 401 HECMs, AMC reviewed the original Note or retrieved the Note from Celink’s servicing system. AMC compared the Note Rate represented in the Note to the Note Rate on the data tape provided by FAR. No exceptions were identified.

Margin (on adjustable rate HECMs)

From a sample of 401 HECMs, AMC identified 104 HECMs with adjustable rate features. AMC reviewed the Original Note retrieved from Celink’s servicing systems for the 104 HECMs. AMC compared the Margin represented in the Note to the Margin represented in the data tape provided by FAR. No exceptions were identified.

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Index (on adjustable rate HECMs)

From a sample of 401 HECMs, AMC identified 104 HECMs with adjustable rate features. AMC reviewed the Original Note retrieved from Celink’s servicing systems for the 104 HECMs. AMC compared the Index represented in the Note to the Index represented in the data tape provided by FAR. No exceptions were identified.

Debenture Rate

From a sample of 401 HECMs, AMC reviewed HERMIT screen shots from the sub-servicer to determine the endorsement date and looked up the corresponding debenture interest rate to Mortgagee Debenture Interest Rates published by HUD. AMC compared the debenture rate to the data tape. FAR and Celink were unable to provide supporting documentation on eighteen (18) HECMs as the HECMs had either been paid-in-full or assigned to HUD. AMC confirmed the paid-in-full event in the servicing system or verified the assignment through the Advice of Payment (“AOP”) from HUD for each of those eighteen (18) HECMs. There were no exceptions noted.

Closing Date

From a sample of 401 HECMs, AMC reviewed HERMIT screen shots or HUD settlement documents from the sub-servicer to determine the closing date recognized by HUD and compared the date to the data tape. FAR and Celink were unable to provide supporting documentation on eighteen (18) HECMs as the HECMs had either been paid-in-full or assigned to HUD. AMC confirmed the paid-in-full event in the servicing system or verified the assignment through the Advice of Payment (“AOP”) from HUD for each of those eighteen (18) HECMs. There was one (1) other exception identified.

FHA Case Number

From a sample of 401 HECMs, AMC reviewed HERMIT screen shots or data from the HERMIT system and compared the FHA Case Number to the data tape provided by FAR. There were no exceptions noted.

Called Due Date

From a sample of 401 HECMs, AMC identified 184 HECMs with a Called Due Date in the data tape. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date. AMC identified thirty-five (35) instances where the Called Due Date reported was found to have a variance compared to the data tape. Thirty-two (32) variances were cleared when FAR provided an updated data tape. Three (3) exceptions remained.

UPB at Called Due Date

From a sample of 401 HECMs, AMC identified 184 HECMs with a Called Due Date in the data tape. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date. AMC compared the source documentation Called Due Date to the Called Due Date on the data tape. If the dates matched, AMC looked up the UPB as of that date in the servicing system payment history. AMC compared the UPB represented in the servicing system screen shot at the time of the Called Due Date to the UPB at Called Due Date field in the Cut-off Date data tape. AMC identified twenty-seven (27) instances where the UPB at Called Due Date was found to have a variance compared to the data tape. Fifteen (15) variances were cleared when FAR provided an updated data tape. Eleven (11) of the remaining variances were due to a data discrepancy and one (1) of the remaining variances was due to the Called Due Date from the source document not matching the Called Due Date on the data tape.

Foreclosure First Legal Date

From a sample of 401 HECMs, AMC identified 121 HECMs with a Foreclosure First Legal Date. AMC reviewed the 121 HECMs utilizing imaged copies of foreclosure complaints, Notices of Default, and other first legal evidence relevant to the foreclosure action and compared the Foreclosure First Legal Date to the data tape. AMC identified three (3) instances where the Foreclosure First Legal Date was found to have a variance compared to the data tape. For one (1) of the variances, AMC was unable to confirm the Foreclosure First Legal Date due to inability of FAR to provide the necessary supporting documents.

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2.	Obtain and review FHA reporting from FAR and determine that all HECMs have FHA insurance coverage.

AMC evaluated FHA coverage on 2,614 assets in the Securitization Population. On June 18, 2020 and June 25, 2020, AMC observed FAR via webcast retrieve an Excel export report of all FAR loans within the HERMIT system which included current endorsement status. While under continued observation, FAR removed the loans not included in the Securitization Population from the Excel export report. FAR then saved and transmitted the report directly to AMC for review. Where HECMs in the Securitization Population were not found in the report from HERMIT, FAR provided screen shots from the HERMIT system to support the endorsement status. FAR and Celink were unable to provide supporting documentation on eight (8) HECMs as the HECMs had either been paid-in-full or assigned to HUD. AMC confirmed the paid-in-full event in the servicing system or verified the assignment through the Advice of Payment (“AOP”) from HUD for those eight (8) HECMs. There were no other exceptions noted.

3.	Obtain a data tape from FAR with respect to the Securitization Population, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system.

From a sample of 401 HECMs in the Securitization Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination and was available in the imaged loan file and the borrower was sixty-two (62) years of age or older at the time of closing. AMC identified seven (7) variances where no proof of age was provided in the imaged loan file. For two (2) of the variances, FAR provided other documentation to confirm the age but such documentation was not considered acceptable for this review. Five (5) other exceptions remained due to no documentation being provided by FAR.

4.	Obtain the most recent valuations report including date of valuation, type, and amount, and
a.	Identify a statistical sample size at the 95% confidence level and 5% confidence interval from the population of loans where the most recent valuation is aged greater than 24 months. Randomly select loans form the data tape that meet the aging criteria and order Broker Price Opinions (“BPOs”) or superior appraisal product. Compare results received versus the most recent valuation product received on the loan.

From a sample of 230 HECMs, AMC received 222 BPOs and delivered them to FAR. Eight (8) BPOs were unable to be returned during the time allotted for AMC’s diligence review. The BPOs received were compared to the valuation provided in the data tape and the related variance was noted. Results have been reported in the due diligence detail report.

AMC did not review the BPOs in order to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

b.	Identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the value and valuation date in the data tape match those found in the imaged valuation.

AMC selected and reviewed 366 of the most recent appraisals found in the Securitization Population and compared the date and amount from the imaged appraisal to the data tape. AMC identified thirty-eight (38) instances where the appraised value or appraisal date on the recent appraisal was found to have a variance from the data tape. Twenty-three (23) exceptions were cleared when FAR provided an updated data tape; fifteen (15) exceptions remained. Twelve (12) of the remaining exceptions were due to a date discrepancy, two (2) of the remaining exceptions were due to a date and amount discrepancy, and FAR was unable to provide the correct valuation for one (1) exception. AMC did not review the appraisal in order to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

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5.	Identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if occupancy certifications were received between 5/31/19 – 5/31/20 and compare that outcome to the representation on the data tape.

From a sample of 398 HECMs in the Securitization Population, AMC reviewed the imaged file to determine if a borrower occupancy certification had been received and compared the outcome to the data tape. AMC identified sixty-eight (68) instances where the documentation in the imaged file was found to have a variance compared to the data tape. All but one of the exceptions was cleared when FAR provided an updated data tape. One (1) exception remained.

6.	Obtain a list of loans with corporate advances and all transaction level detail, identify a statistical sample size from the Securitization Population at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and:

a.	Select an individual property preservation transaction for each loan and determine that the transaction has not exceeded a per-event FHA allowance.

AMC identified 348 HECMs within the sample selection with property preservation advances. AMC randomly selected a single property preservation transaction from the 348 HECMs. AMC tested the sample of loan-level property preservation fee transactions against allowable limits detailed in HUD Mortgagee letters and Appendix 4 of 4001.1: FHA Single Family Housing Handbook through review of servicing advance history, supporting invoices, FHA over-allowable approvals, and additional details provided by FAR. Fifteen (15) exceptions were noted, one (1) due to documentation not being provided by FAR and fourteen (14) due to fees being outside of allowable limits without approval.

b.	Select an individual tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 341 HECMs within the sample selection with a tax or insurance disbursement. AMC randomly selected a single tax or insurance transaction from the 341 HECMs, requested relevant invoice support from FAR and verified that the amount and coding of the disbursement is accurately represented in the servicing system. AMC identified twenty-one (21) exceptions; twelve (12) of which were cleared after FAR explained its practice on payment of tax bill fees and related mailing charges in combination with a tax payment. For seven (7) of the remaining exceptions, the invoice provided did not match the transaction and for two (2) of the remaining exceptions, FAR was unable to provide the correct loan-level invoices to support a transaction amount.

c.	Select an individual foreclosure, bankruptcy, property preservation, or other non-tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 354 HECMs within the sample selection with a non-tax or insurance disbursement. AMC randomly selected a single disbursement transaction from the 354 HECMs, requested relevant invoice support from FAR and verified that the amount and coding of the disbursement is accurately represented in the servicing system. One (1) exception was identified where the invoice provided did not match the advance.

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Finance of America Reverse LLC, FAHB 2020-HB2 ABS Due Diligence

7.	Conduct a lien search on all Texas properties to identify any properties with liens placed by Property Tax Lenders.
a.	AMC will review the searches to determine if lien is indeed in first position and if the lien search information matches the title information in the loan file.

AMC reviewed tax lien search results provided by a third party on 172 HECMs in the Securitization Population. Of the HECMs with assessment data, AMC noted seventy-nine (79) total exceptions across forty-nine (49) unique HECMs. The forty-nine (49) unique HECMs with exceptions were as follows:

Civil Judgment	14
Judgment Lien	4
Small Claims Judgment	4
2 Civil Judgments	4
Federal Tax Lien	3
Civil New Filing	2
State Tax Lien	2
Forcible Entry/Detainer	2
3 Civil Judgments	2
3 Civil New Filings	1
State Tax Lien and 2 Civil Judgments and 1 Small Claims Judgment	1
2 Forcible Entry/Detainer and 1 Civil Judgment	1
Forcible Entry/Detainer and 2 Civil Judgments and 1 Small Claims Judgment	1
Judgment Lien and 2 Civil Judgments	1
Judgment	1
Small Claims Judgment and 1 Civil Judgment	1
3 Federal Tax Liens	1
2 Federal Tax Liens	1
4 Civil Judgments	1
Federal Tax Lien and 1 Civil Judgment	1
Federal Tax Lien and 2 Civil Judgments	1

FAR indicated lien monitoring occurs through multiple processes. FAR ensures its sub-servicer monitors the lien status via third-party vendors, and an additional search is ordered when the HECM becomes due and payable. There were no other exceptions noted.

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